Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares of common stock outstanding
Beginning balance (in shares)	204,210,731	203,446,572	202,285,166
Shares issued under restricted stock award plans (in shares)	224,602	619,614	947,709
Shares issued upon exercise of stock options (in shares)	0	144,545	213,697
Ending balance (in shares)	204,435,333	204,210,731	203,446,572